UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10319

                                  MUTUALS.com
               (Exact name of Registrant as specified in charter)

                         700 N. Pearl Street, Suite 900
                              Dallas, Texas  75201
              (Address of principal executive offices) (Zip code)

                                 Michael Henry
                         700 N. Pearl Street, Suite 900
                              Dallas, Texas  75201
                    (Name and address of agent for service)

                                 (800) 688-8257
               Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period:  March 31, 2006

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

ANNUAL REPORT March 31, 2006

                                  MUTUALS.COM

GENERATION WAVE    GROWTH FUND (GWGFX)

                   A series of MUTUALS.com

                   Investment Advisor

                   Mutuals Advisors, Inc.

 MUTUALS ADVISORS, INC.
 PLAZA OF THE AMERICAS
 700 NORTH PEARL STREET,
 SUITE 900
 DALLAS, TEXAS 75201

 PHONE: 1-866-264-8783
 WEB:   WWW.MUTUALS.COM

 (MUTUALS.COM LOGO)

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                       3
EXPENSE EXAMPLE                                                              5
INVESTMENT HIGHLIGHTS                                                        7
PORTFOLIO OF INVESTMENTS                                                     9
STATEMENT OF ASSETS AND LIABILITIES                                         10
STATEMENT OF OPERATIONS                                                     11
STATEMENTS OF CHANGES IN NET ASSETS                                         12
FINANCIAL HIGHLIGHTS                                                        13
NOTES TO FINANCIAL STATEMENTS                                               14
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                     19
ADDITIONAL INFORMATION                                                      20

                             LETTER TO SHAREHOLDERS

                                                                    May 30, 2006

Dear Fellow Shareholders,

We are pleased to share with you that it has been another great year for the Generation Wave Growth Fund (the "Fund"). As of March 31, 2006, Morningstar ranked the Fund in the top 7% of 1,351 large-cap growth funds for the three year period then ended and in the top 33% among 1,661 large-cap growth funds for the 1 year period. The Fund received a FIVE-STAR OVERALL MORNINGSTAR RATING FOR THE THREE YEAR PERIOD AMONG 1,351 LARGE-CAP GROWTH FUNDS (DERIVED FROM A WEIGHTED AVERAGE OF THE FUND'S THREE-YEAR MORNINGSTAR RATINGS METRICS, WHICH ARE BASED ON RISK-ADJUSTED RETURN PERFORMANCE.). In fact, through March 31, 2006, the Fund has outperformed the S&P 500 Index over the past 6 months, 9 months, 1 year, 3 years, and since its inception in June 2001. (See page 7 for complete performance information).

As you know, the overall investment philosophy of the Generation Wave Growth Fund is to invest in sectors of the market that will most likely be impacted by the spending habits of the massive Baby Boomer population. That means the Fund is largely concentrated in the technology, healthcare and financial services sectors, which will all be greatly influenced by the demographic shift already underway.

For the most part, the technology and financial sectors have been a good place to focus. Over the past year, the financial and technology sectors have been leading areas of the market, both of which outperformed the S&P 500 Index over the twelve month period ending March 31, 2006, which greatly contributed to the performance of the Fund. Healthcare lagged the other sectors this past year, underperforming the S&P 500 Index, but we still remain optimistic about healthcare over the long-haul. Baby Boomers will continue to need more healthcare as they age, and people are living longer these days than ever before.

On a separate note, we would encourage you to look up our underlying fund-of-fund holdings to see that many of them are either institutional class shares or are closed to new investors, which make them difficult if not impossible for individual investors to purchase.

Remember that as a shareholder you can electronically invest into your account on a monthly basis through your checking or savings account via an ACH. For more information please call our shareholder service department at (866) 264-8783. As always your suggestions for additional improvements are always welcome and can be submitted via e-mail at our website.

PLEASE REMEMBER THAT DETAILED FUND INFORMATION INCLUDING HOLDINGS AND PERFORMANCE, UPDATED MONTHLY, ARE ALWAYS AVAILABLE AT WWW.GENWAVEFUNDS.COM. IT IS ALSO AVAILABLE THROUGH WWW.MUTUALS.COM, UNDER THE LINK FOR GENERATION WAVE FUND.

Thank you for being a valued shareholder of the Generation Wave Growth Fund.

/s/Charles L. Norton                    /s/Michael J. Henry

Charles L. Norton, CFA                  Michael J. Henry
Portfolio Manager                       Portfolio Manager

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Opinions expressed are those of Mutuals Advisors, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

BECAUSE THE FUND IS A "FUND OF FUNDS", YOUR COST OF INVESTING IN THE FUND WILL GENERALLY BE HIGHER THAN THE COST OF INVESTING DIRECTLY IN THE SHARES OF THE MUTUAL FUNDS IN WHICH IT INVESTS. BY INVESTING IN THE FUND, YOU WILL INDIRECTLY BEAR YOUR SHARE OF ANY FEES AND EXPENSES CHARGED BY THE UNDERLYING FUNDS, IN ADDITION TO INDIRECTLY BEARING THE PRINCIPAL RISKS OF THOSE FUNDS. PLEASE REFER TO THE PROSPECTUS FOR MORE INFORMATION ABOUT THE FUND, INCLUDING RISKS, FEES AND EXPENSES.

Morningstar Rankings represent a fund's total-return percentile rank relative to all funds that have the same Morningstar Category. The highest percentile rank is 1 and the lowest is 100. The Morningstar ranking is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating TM (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance, including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. The Generation Wave Growth Fund was rated against the following numbers of U.S. domiciled large-cap growth funds over the following time periods: 1,351 funds in the last three years. With respect to these large-cap growth funds, the Generation Wave Growth Fund received a Morningstar Rating of five stars for the three-year period. The Fund's past performance is not necessarily an indication of the Fund's future results.

(c) 2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Automatic Investment Plans do not assure a profit and do not protect against a loss in declining markets

Quasar Distributors, LLC, Distributor (5/06)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within two months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/05 - 3/31/06).

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, advisory fees, shareholder servicing fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        Generation Wave Growth Fund
                            ---------------------------------------------------
                                                               Expenses Paid
                               Beginning        Ending         During Period
                             Account Value   Account Value   October 1, 2005 -
                            October 1, 2005 March 31, 2006  March 31, 2006*<F1>
                            --------------- --------------  -------------------
Actual                         $1,000.00       $1,090.00           $7.82
Hypothetical
  (5% return before expenses)  $1,000.00       $1,017.45           $7.54

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

INVESTMENT HIGHLIGHTS

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds. In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalizations. The mutual funds in which the Fund invests will be selected from the suitable pool of funds selected by the Advisor after applying a combination of objective and subjective criteria to mutual funds available on the market.

The Fund will typically invest in equity funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may at times add fixed-income funds to the allocation. The Fund's sector breakdown at March 31, 2006 is shown below.

                     SECTOR BREAKDOWN  % of Net Assets*<F2>

                    Health Care                        22.7%
                    Financial Services                 19.5%
                    Growth & Income                    21.6%
                    Technology                         15.8%
                    International                      15.2%
                    Balanced                            3.6%
                    Leisure Industry                    1.5%
                    U.S. Treasury                       0.4%

            *<F2>   Excludes net liabilities.

                                      GENERATION WAVE
          AVERAGE TOTAL RETURN          GROWTH FUND      S&P 500 INDEX
          --------------------          -----------      -------------

          Six months                       9.00%             6.38%
          One year                        18.13%            11.73%
          Three year
            average annual                21.80%            17.19%
          Average annual since
            inception 6/21/01              5.51%             2.71%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. IN THE ABSENCE OF THE EXISTING FEE WAIVER, THE TOTAL RETURN WOULD BE REDUCED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-866-264-8783 OR VISITING www.MUTUALS.com.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on June 21, 2001 (the commencement of operations).

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

             Date       Generation Wave Growth Fund      S&P 500 Index
             ----       ---------------------------      -------------
          6/21/2001*<F3>          $10,000                   $10,000
          9/30/2001                $8,740                    $8,446
          3/31/2002                $9,790                    $9,375
          9/30/2002                $6,870                    $6,716
          3/31/2003                $7,148                    $7,053
          9/30/2003                $9,123                    $8,354
          3/31/2004               $10,530                    $9,530
          9/30/2004               $10,216                    $9,513
          3/31/2005               $10,935                   $10,168
          9/30/2005               $11,852                   $10,678
          3/31/2006               $12,918                   $11,360

*<F3>  Inception Date

PORTFOLIO OF INVESTMENTS

March 31, 2006                                            Ticker Symbol:  GWGFX

DOMESTIC BALANCED FUNDS                                      SHARES      MARKET VALUE     % OF TOTAL
-----------------------                                      ------      ------------     ----------
Calamos Growth and Income Fund - Class A                    163,687       $ 5,341,104         9.6%
Oakmark Equity & Income Fund - Class I                       79,524         2,026,270         3.6%
                                                                          -----------       ------
     TOTAL DOMESTIC BALANCED FUNDS (COST $6,662,557)                        7,367,374        13.2%
                                                                          -----------       ------
DOMESTIC EQUITY FUNDS
AIM Leisure Fund - Investor Class                            19,927           864,244         1.5%
Dodge & Cox Stock Fund                                       47,160         6,782,049        12.1%
Evergreen Health Care Fund - Class I                        226,200         4,725,309         8.4%
FBR Small Cap Financial Fund - Class A                      130,789         4,094,993         7.3%
Franklin Mutual Financial Services Fund - Class Z           285,125         6,811,640        12.2%
North Track ArcaEx Tech 100 Index Fund - Class A*<F4>       158,617         4,001,901         7.2%
Vanguard Health Care Fund - Admiral Class                   135,211         7,977,453        14.2%
                                                                          -----------       ------
     TOTAL DOMESTIC EQUITY FUNDS (COST $26,987,695)                        35,257,589        62.9%
                                                                          -----------       ------
GLOBAL EQUITY FUND
Allianz RCM Technology Fund - Institutional*<F4>            113,898         4,822,442         8.6%
                                                                          -----------       ------
     TOTAL GLOBAL EQUITY FUND (COST $2,818,570)                             4,822,442         8.6%
                                                                          -----------       ------
INTERNATIONAL EQUITY FUNDS
Dodge & Cox International Stock Fund                         49,032         1,887,748         3.4%
Matthews Pacific Tiger Fund - Class I                       162,440         3,375,506         6.0%
Oakmark International Fund - Class I                        130,769         3,244,375         5.8%
                                                                          -----------       ------
     TOTAL INTERNATIONAL EQUITY FUNDS (COST $5,786,362)                     8,507,629        15.2%
                                                                          -----------       ------
MONEY MARKET FUND
Federated Treasury Obligations Fund - Class IS              199,446           199,446         0.4%
                                                                          -----------       ------
     TOTAL MONEY MARKET FUND (COST $199,446)                                  199,446         0.4%
                                                                          -----------       ------
TOTAL INVESTMENTS (COST $42,454,630)                                       56,154,480       100.3%
Liabilities, less Other Assets                                               (141,916)       (0.3)%
                                                                          -----------       ------
NET ASSETS                                                                $56,012,564       100.0%
                                                                          -----------       ------
                                                                          -----------       ------

*<F4>  Non-income producing

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006

ASSETS
Investments in securities
   At acquisition cost                                             $42,454,630
                                                                   -----------
                                                                   -----------
   At value                                                        $56,154,480
Income receivable                                                        1,208
Other assets                                                             5,466
                                                                   -----------
   TOTAL ASSETS                                                     56,161,154
                                                                   -----------

LIABILITIES
Payable for capital shares redeemed                                     16,296
Payable to Advisor                                                      32,959
Payable to affiliates                                                   44,884
Accrued interest payable                                                   193
Accrued expenses and other liabilities                                  54,258
                                                                   -----------
   TOTAL LIABILITIES                                                   148,590
                                                                   -----------

NET ASSETS                                                         $56,012,564
                                                                   -----------
                                                                   -----------

Net assets consist of:
Paid-in capital                                                    $43,185,902
Undistributed net investment income                                    141,988
Accumulated net realized loss                                       (1,015,176)
Net unrealized appreciation on investments                          13,699,850
                                                                   -----------
NET ASSETS                                                         $56,012,564
                                                                   -----------
                                                                   -----------

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, $0.001 par value)          4,404,349
                                                                   -----------
                                                                   -----------

Net asset value, redemption price and offering price per share     $     12.72
                                                                   -----------
                                                                   -----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Year Ended March 31, 2006

INVESTMENT INCOME
Dividend income                                                    $   835,675
Interest income                                                         14,295
                                                                   -----------
   TOTAL INVESTMENT INCOME                                             849,970
                                                                   -----------
EXPENSES
Advisory fees                                                          448,389
Shareholder servicing fees                                              95,222
Administration fees                                                     59,431
Transfer agent fees and expenses                                        53,922
Fund accounting fees                                                    40,285
Legal fees                                                              39,985
Audit fees                                                              20,001
Federal and state registration fees                                     18,333
Chief compliance officer expenses                                       17,266
Reports to shareholders                                                  8,378
Trustees' fees and related expenses                                      6,833
Custody fees                                                             6,798
Other expenses                                                          18,345
                                                                   -----------
   TOTAL EXPENSES BEFORE INTEREST EXPENSE                              833,188
   Interest expense                                                        340
                                                                   -----------
   TOTAL EXPENSES                                                      833,528
   Less waivers by Advisor                                            (125,546)
                                                                   -----------
   NET EXPENSES                                                        707,982
                                                                   -----------
NET INVESTMENT INCOME                                                  141,988
                                                                   -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions                           883,915
Capital gain distributions from other investment companies           1,750,605
Change in net unrealized appreciation/depreciation on investments    9,186,397
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     11,820,917
                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $11,962,905
                                                                   -----------
                                                                   -----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED          YEAR ENDED
                                                              MARCH 31, 2006      MARCH 31, 2005
                                                              --------------      --------------
FROM OPERATIONS
   Net investment income                                        $   141,988         $    87,405
   Net realized gain from security transactions                     883,915           3,391,781
   Capital gain distributions from
     other investment companies                                   1,750,605           1,225,847
   Change in net unrealized
     appreciation/depreciation on investments                     9,186,397          (3,578,686)
                                                                -----------         -----------
Net increase in net assets from operations                       11,962,905           1,126,347
                                                                -----------         -----------

FROM DISTRIBUTIONS
   Net investment income                                            (87,405)                 --
                                                                -----------         -----------
Net decrease in net assets resulting
  from distributions paid                                           (87,405)                 --
                                                                -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      2,371,567           2,298,581
   Net proceeds from merger (Note 7)                             24,332,960                  --
   Net asset value of shares issued in
     reinvestment of distributions to shareholders                   86,895                  --
   Payments for shares redeemed(1)<F5>                          (14,100,491)         (9,564,324)
                                                                -----------         -----------
Net increase (decrease) in net assets
  from capital share transactions                                12,690,931          (7,265,743)
                                                                -----------         -----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                                  24,566,431          (6,139,396)

NET ASSETS
   Beginning of year                                             31,446,133          37,585,529
                                                                -----------         -----------
   End of year                                                  $56,012,564         $31,446,133
                                                                -----------         -----------
                                                                -----------         -----------

UNDISTRIBUTED NET
  INVESTMENT INCOME                                             $   141,988         $    87,405
                                                                -----------         -----------
                                                                -----------         -----------

(1)<F5> Net of redemption fees of $2,821 for the year ended March 31, 2006, and $1,360 for the year ended March 31, 2005.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

                                                YEAR           YEAR           YEAR           YEAR          PERIOD
                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                             MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                2006           2005           2004           2003       2002(1)<F6>
                                             ---------      ---------      ---------      ---------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 10.80        $ 10.40        $  7.06        $  9.79        $ 10.00
                                              -------        -------        -------        -------        -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
     Net investment income (loss)(2)<F7>         0.03           0.03          (0.06)         (0.09)         (0.04)
     Net realized and unrealized
       gain (loss) on investments                1.92           0.37           3.40          (2.55)         (0.18)
                                              -------        -------        -------        -------        -------
Total from investment operations                 1.95           0.40           3.34          (2.64)         (0.22)
                                              -------        -------        -------        -------        -------
LESS DISTRIBUTIONS PAID:
     From net investment income                 (0.03)            --             --             --             --
     From net realized
       gain on investments                         --             --             --          (0.09)            --
                                              -------        -------        -------        -------        -------
Total distributions paid                        (0.03)            --             --          (0.09)            --
                                              -------        -------        -------        -------        -------
Paid-in capital from
  redemption fees (Note 2)                         --(3)<F8>      --(3)<F8>      --(3)<F8>      --(3)<F8>    0.01
                                              -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD                $ 12.72        $ 10.80        $ 10.40        $  7.06        $  9.79
                                              -------        -------        -------        -------        -------
                                              -------        -------        -------        -------        -------
TOTAL RETURN                                   18.13%          3.85%         47.31%       (26.98)%        (2.10)%(4)<F9>

SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period (000's)           $56,013        $31,446        $37,586        $31,368        $55,181
Ratio of expenses to
  average net assets(5)<F10>(6)<F11>            1.50%          1.50%          1.50%          1.50%          1.50%(7)<F12>
Ratio of net investment income (loss) to
  average net assets(5)<F10>(6)<F11>            0.30%          0.26%        (0.59)%        (1.04)%        (0.63)%(7)<F12>
Portfolio turnover rate                         6.60%         39.78%          1.66%         39.50%         27.91%

(1)<F6>    Fund commenced operations on June 21, 2001.
(2)<F7> Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(3)<F8>    Less than one cent per share.
(4)<F9>    Not annualized.
(5)<F10> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 1.77%, 1.90%, 1.89%, 2.08% and 1.76% and the ratio of net investment income (loss) to average net assets would have been 0.03%, (0.14)%, (0.98)%, (1.62)% and (0.89)%
           for the periods ended March 31, 2006, March 31, 2005, March 31, 2004, March 31, 2003 and March 31, 2002, respectively.
(6)<F11> Does not include expenses of investment companies in which the Fund invests.
(7)<F12>   Annualized.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2006

(1)  ORGANIZATION

MUTUALS.com (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Generation Wave Growth Fund (the "Fund"), represents a distinct portfolio with its own investment objectives and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on June 21, 2001.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   (a) Investment Valuation - The assets of the Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective Net Asset Values ("NAVs"). Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds' Board of Trustees. The NAV of the Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.

   (b) Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

   (c) Distributions to Shareholders - The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the year ended March 31, 2006 and the year ended March 31, 2005 were as follows:

                                   YEAR ENDED          YEAR ENDED
                                 MARCH 31, 2006      MARCH 31, 2005
                                 --------------      --------------
Ordinary income                     $87,405             $    --
Long-term capital gains             $    --             $    --

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Reclassifications were recorded to increase paid-in capital by $406,351 and increase accumulated net realized loss by $406,351. These reclassifications have no effect on net assets or net asset value per share.

As of March 31, 2006, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes          $42,499,820
                                                                   -----------
                                                                   -----------
Gross tax unrealized appreciation                                  $13,702,061
Gross tax unrealized depreciation                                      (47,401)
                                                                   -----------
Net tax unrealized appreciation                                     13,654,660
                                                                   -----------
Undistributed ordinary income                                          141,988
Undistributed long-term capital gain                                        --
                                                                   -----------
Total distributable earnings                                           141,988
                                                                   -----------
Other accumulated losses                                              (969,986)
                                                                   -----------
Total accumulated earnings                                         $12,826,662
                                                                   -----------
                                                                   -----------

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2006, the Fund had capital loss carryforwards of $278,396 and $691,590 which will expire in 2011 and 2012, respectively. The Fund utilized $2,634,832 of prior year capital loss carryover in the current year.

   (d) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (e) Share Valuation - The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the New York Stock Exchange ("NYSE") is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than two months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

   (f) Other - Investment transactions are accounted for on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with Mutuals Advisors, Inc. (the "Advisor"), formerly known as MUTUALS.com, Inc., with whom an officer of the Trust is affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2015, its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.50% of the Fund's average daily net assets. For the year ended March 31, 2006, expenses of $125,546 were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

               2007               $148,235
               2008               $136,006
               2009               $125,546

The trust also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provided certain services to existing shareholders. The Advisor received an annual fee of 0.25% of the Fund's average daily net assets. During the year ended March 31, 2006, the Fund accrued expenses of $95,222 under this plan. This agreement was terminated by the Fund's Board of Trustees as of February 1, 2006.

The Advisor may also receive compensation by the way of commissions from the underlying funds' distributors and 12b-1 distribution fees and sub-transfer agent fees from the underlying funds in which the Fund invests. For the years ended March 31, 2005 and March 31, 2006, the Advisor received $21,347 and $3,048, respectively, of these fees.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

The Fund paid the Chief Compliance Officer $17,266 for the year ended March 31, 2006.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                                  YEAR ENDED       YEAR ENDED
                                                MARCH 31, 2006   MARCH 31, 2005
                                                --------------   --------------
Shares sold                                          203,757         222,017
Shares issued in connection with
  acquisition of Aggressive Growth Fund            1,494,551              --
Shares issued in connection with
  acquisition of Alternative Growth Fund           1,001,017              --
Shares issued to holders in
  reinvestment of distributions                        7,569              --
Shares redeemed                                   (1,215,075)       (923,549)
                                                  ----------        --------
Net increase (decrease)                            1,491,819        (701,532)
                                                  ----------        --------
                                                  ----------        --------

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended March 31, 2006 were $3,136,280 and $13,625,561, respectively. The net proceeds from the merger of the Generation Wave Aggressive Growth Fund and the Generation Wave Alternative Growth Fund into the Generation Wave Growth Fund were $24,353,979. There were no purchases or sales of U.S. government securities for the Fund.

(6)  CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Fund a credit facility pursuant to a Loan and Security Agreement for the Fund dated October 1, 2004 for the purpose of purchasing portfolio securities. For the periods April 1, 2005 through May 3, 2005, May 4, 2005 through June 30, 2005, July 1, 2005 through August 9, 2005, August 10, 2005 through September 20, 2005, September 21, 2005 through October 31, 2005, November 1, 2005 through December 12, 2005, December 13, 2005 through January 30, 2006, January 31, 2006 through March 27, 2006 and March 28, 2006 through March 31, 2006 the interest rate on the outstanding principal amount was the Bank's Prime Rate of 5.75%, 6.00%, 6.25%, 6.50%, 6.75%, 7.00%, 7.25%, 7.50% and 7.75%, respectively. During the year ended March 31, 2006, the Fund had an outstanding average daily balance of $2,587 and the maximum amount outstanding during the period was $320,000. Interest expense amounted to $340 for the Fund for the year ended March 31, 2006. At March 31, 2006 there was no loan payable balance for the Fund.

(7)  ACQUISITION INFORMATION

Effective at the close of business on July 29, 2005, the Growth Fund acquired, through a non-taxable reorganization, substantially all of the net assets of the Aggressive Growth and Alternative Growth Funds. The Growth Fund issued 1,494,550.700 shares (valued at $14,969,314) for net assets of the Aggressive Growth Fund, including unrealized appreciation of $2,242,080 and the Growth Fund issued 1,001,017.152 shares (valued at $9,363,646) for net assets of the Alternative Growth Fund, including unrealized appreciation of $2,164,167. The Alternative Growth Fund had capital loss carryforwards, which were combined with those of the Growth Fund. Subject to IRS regulations, the Growth Fund may use capital loss carryforwards of $372,506 from the Alternative Growth Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
MUTUALS.COM
DALLAS, TEXAS

We have audited the accompanying statement of assets and liabilities of the Generation Wave Growth Fund, a series of shares of Mutuals.com, including the schedule of investments, as of March 31, 2006, the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2003 and the period ended March 31, 2002 were audited by other auditors, whose report dated May 1, 2003, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Generation Wave Growth Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 28, 2006

ADDITIONAL INFORMATION

INFORMATION ABOUT TRUSTEES

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling 1-866-264-8783.

NON-INTERESTED TRUSTEES
-----------------------

                                             TERM OF              PRINCIPAL                  NUMBER OF      OTHER
                              POSITION       OFFICE AND           OCCUPATION                 PORTFOLIOS     DIRECTORSHIPS
NAME,                         HELD WITH      LENGTH OF            DURING PAST                OVERSEEN       HELD BY
ADDRESS AND AGE               THE TRUST      TIME SERVED          FIVE YEARS                 BY TRUSTEE     TRUSTEE
---------------               ---------      -----------          -----------                ----------     -------------
Dr. Michael D. Akers          Independent    Indefinite term;     Professor and                  2          Independent
Straz Hall, 481               Trustee        Since 2001           Chair, Department                         Trustee, Trust for
606 N. 13th Street                                                of Accounting,                            Professional
Milwaukee, WI  53201                                              Marquette University                      Managers (an
Age:  50                                                          (2004 - present);                         open-end
                                                                  Associate Professor                       investment
                                                                  of Accounting,                            company)
                                                                  Marquette University
                                                                  (1996 - 2004)

Gary A. Drska                 Independent    Indefinite term;     Captain, Midwest               2          Independent
6744 S. Howell Ave.           Trustee        Since 2001           Airlines (Airline                         Trustee, Trust for
Oak Creek, WI  53154                                              Company) (1985 -                          Professional
Age:  49                                                          present); Director -                      Managers (an
                                                                  Flight Standards and                      open-end
                                                                  Training (July 1990 -                     investment
                                                                  December 1999)                            company)

INTERESTED TRUSTEE AND OFFICERS
-------------------------------

                                             TERM OF              PRINCIPAL                  NUMBER OF      OTHER
                              POSITION(S)    OFFICE AND           OCCUPATION                 PORTFOLIOS     DIRECTORSHIPS
NAME,                         HELD WITH      LENGTH OF            DURING PAST                OVERSEEN       HELD BY
ADDRESS AND AGE               THE TRUST      TIME SERVED          FIVE YEARS                 BY TRUSTEE     TRUSTEE
---------------               ---------      -----------          -----------                ----------     -------------
Joseph C. Neuberger*<F13>     Trustee        Indefinite term;     Senior Vice President,         2          Trustee, Trust for
615 E. Michigan Street        and            Since 2001           U.S. Bancorp Fund                         Professional
Milwaukee, WI  53202          Chairperson                         Services, LLC                             Managers (an
Age:  43                                                          (1994 - present)                          open-end
                                                                                                            investment
                                                                                                            company);
                                                                                                            Director/Trustee,
                                                                                                            Buffalo Funds
                                                                                                            (an open-end
                                                                                                            investment
                                                                                                            company)

Michael Henry                 President      Indefinite term;     President, Mutuals             N/A        N/A
700 N. Pearl St.,             and            Since 2005           Advisors, Inc.
Suite 900                     Treasurer                           (September 2005 -
Dallas, TX 75201                                                  present); President,
Age:  26                                                          Peterson Goldman &
                                                                  Villani, Inc. (February
                                                                  2004 - present); Vice
                                                                  President, Peterson
                                                                  Goldman & Villani, Inc.
                                                                  (March 2003 - February
                                                                  2004); Financial
                                                                  Consultant;
                                                                  MUTUALS.com,
                                                                  Inc. (October 2002 -
                                                                  June 2005); Financial
                                                                  Analyst, Conseco
                                                                  Financial Corp.
                                                                  (June 2002 - October
                                                                  2002); Sales
                                                                  Representative,
                                                                  Northern Tool &
                                                                  Equipment Co.
                                                                  (May 1999 - June 2002)

Rachel A. Spearo              Secretary      Indefinite term;     Counsel, Fund                  N/A        N/A
615 E. Michigan St.                          Since 2005           Administration and
Milwaukee, WI 53202                                               Compliance, U.S.
                                                                  Bancorp Fund Services,
                                                                  LLC (2004 - present)

Jane L. Stafford              Chief          Indefinite term;     Managing Member,               N/A        N/A
4600 Madison,                 Compliance     Since 2004           Stafford + Associates
Suite 150                     Officer                             llc (June 2004 - present);
Kansas City, MO 64112                                             Of Counsel, Spencer
Age:  50                                                          Fane Britt & Brown
                                                                  LLC (1997 - June 2004)

*<F13> This trustee is considered an "interested person" as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

TAX INFORMATION

The Fund designates 27.45% of its ordinary income distribution for the year ended March 31, 2006 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended March 31, 2006, 100% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders of the Generation Wave Aggressive Growth Fund ("Aggressive Growth Fund") and the Generation Wave Alternative Growth Fund ("Alternative Growth Fund") held on July 15, 2005, shareholders approved the following proposals:

To approve an Agreement and Plan of Reorganization under which (a) the Generation Wave Growth Fund ("Growth Fund") would acquire substantially all of the assets and stated liabilities of the Aggressive Growth Fund and Alternative Growth Fund in exchange solely for shares of the Growth Fund and (b) the Trust would distribute such shares of the Growth Fund, pro rata, to Aggressive Growth Fund and Alternative Growth Fund shareholders in liquidation of the Aggressive Growth Fund and Alternative Growth Fund.

                          % FUND     % VOTED
                        SHARES IN   SHARES IN
    FUND                  FAVOR       FAVOR      FOR        AGAINST    ABSTAIN
    ----                ---------   ---------    ---        -------    -------
Aggressive Growth Fund    50.27%     96.80%  823,330.766  27,205.603      0
Alternative Growth Fund   58.64%     87.08%  628,959.481  86,727.735  6,599.735

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

MUTUALS.com has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Fund's investment advisor (the "Advisor"), the authority to vote proxies. A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC's website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund's Forms N-CSR and N-Q on the SEC's website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

MUTUALS.COM
GENERATION WAVE GROWTH FUND

Investment Advisor                        MUTUALS ADVISORS, INC.
                                          Plaza of the Americas
                                          700 North Pearl Street, Suite 900
                                          Dallas, Texas 75201

Legal Counsel                             GODFREY & KAHN, S.C.
                                          780 North Water Street
                                          Milwaukee, Wisconsin 53202

Independent Registered Public             TAIT, WELLER & BAKER LLP
Accounting Firm                           1818 Market Street, Suite 2400
                                          Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant           U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator                    615 East Michigan Street
                                          Milwaukee, Wisconsin 53202

Custodian                                 U.S. BANK, N.A.
                                          425 Walnut Street
                                          Cincinnati, Ohio 45202

Distributor                               QUASAR DISTRIBUTORS, LLC
                                          615 East Michigan Street
                                          Milwaukee, Wisconsin 53202

                                (VICE FUND LOGO)

                                 ANNUAL REPORT
                                 March 31, 2006

INVESTMENT ADVISOR

MUTUALS ADVISORS, INC.

MUTUALS ADVISORS, INC.
PLAZA OF THE AMERICAS
700 NORTH PEARL STREET,
SUITE 900
DALLAS, TEXAS 75201

PHONE:  1-866-264-8783
WEB:    WWW.VICEFUND.COM

                               TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                       3
EXPENSE EXAMPLE                                                              5
INVESTMENT HIGHLIGHTS                                                        7
PORTFOLIO OF INVESTMENTS                                                     9
STATEMENT OF ASSETS AND LIABILITIES                                         12
STATEMENT OF OPERATIONS                                                     13
STATEMENTS OF CHANGES IN NET ASSETS                                         14
FINANCIAL HIGHLIGHTS                                                        15
NOTES TO FINANCIAL STATEMENTS                                               16
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                     20
ADDITIONAL INFORMATION                                                      21

                             LETTER TO SHAREHOLDERS

                                                                    May 30, 2006

Dear Fellow Shareholders,

The past year was another good one for the Vice Fund (the "Fund"). In the twelve month period ending March 31, 2006, the policy-setting Federal Open Market Committee raised rates eight times; commodity prices soared - to nominal all-time highs, in some cases; the yield curve flattened dramatically; and geopolitical tensions heated up, particularly in the Middle East. Yet, none of these factors have had any meaningful impact on people's desire to drink, smoke and gamble - or our nation's need to protect itself.

As a result, many of the companies in our portfolio, such as Altria Group, MGM Mirage and Constellation Brands, reported record earnings.

For the one-year period represented by this report, the Fund returned 18.98% while the Standard & Poor's 500 Index gained only 11.73%, even including dividend income. This strong performance builds on the successes we have had since the Fund's inception in August 2002. In fact, ACCORDING TO LIPPER, THE FUND'S THREE-YEAR RETURN AS OF MARCH 31, 2006 RANKS IT IN THE TOP 2% AMONG 608 FUNDS IN THE MULTI-CAP CORE CATEGORY. THE FUND ALSO RANKS IN THE TOP 18% AMONG 875 FUNDS, ACCORDING TO LIPPER, FOR THE ONE-YEAR PERIOD ENDING MARCH 31, 2006. More recently, derived from a weighted average of the Fund's three-year Morningstar Ratings metrics, which are based on risk-adjusted return performance through April 30, 2006, the Fund received a five-star Overall Morningstar rating among 355 Mid-Cap Blend funds for the first time in its history, and assets in the Fund have never been higher.

In periods characterized by relatively unexciting equity returns and a tepid economy, the industries that the Fund focuses on, because of their defensive nature, have historically beaten the broad market. Yet, despite solid economic growth and all of the major stock indices nearing multi-year highs, the Vice Fund has still managed to greatly outperform the market - a testament to the complementary mix of industries that comprise this Fund. In bad times, the value-oriented tobacco and alcohol sectors provide our anchor, while the fast-growing gaming sector and select defense companies give the Fund a boost when the economy and markets are strong.

The end result is what we hope will prove to be a Fund that performs solidly in all seasons.

PLEASE REMEMBER THAT DETAILED FUND INFORMATION INCLUDING HOLDINGS AND PERFORMANCE, UPDATED MONTHLY, IS ALWAYS AVAILABLE AT WWW.VICEFUND.COM.

Thank you for being a valued shareholder of the Vice Fund.

/s/Charles L. Norton                    /s/Michael J. Henry

Charles L. Norton, CFA                  Michael J. Henry
Co-Portfolio Manager                    Co-Portfolio Manager

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Opinions expressed are those of Mutuals Advisors, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

This report is intended for shareholder use only and must be preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

MUTUAL FUNDS WITH A NARROW INVESTMENT FOCUS ARE SUBJECT TO GREATER PRICE FLUCTUATIONS THAN FUNDS WITH BROADER INVESTMENT CHOICES. THE VICE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

(c) 2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating TM (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance, including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. The Vice Fund was rated against the following numbers of U.S. domiciled mid-cap blend funds over the following time periods: 355 funds in the last three years. With respect to these mid-cap blend funds, the Vice Fund received a Morningstar Rating of five stars for the three-year period. The Fund's past performance is not necessarily an indication of the Fund's future results.

Quasar Distributors, LLC, Distributor (5/06)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within two months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/05 - 3/31/06).

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, advisory fees, shareholder servicing fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Vice Fund
                       -------------------------------------------------------
                                                              Expenses Paid
                          Beginning          Ending           During Period
                        Account Value     Account Value     October 1, 2005 -
                       October 1, 2005   March 31, 2006   March 31, 2006*<F14>
                       ---------------   --------------   --------------------
Actual                    $1,000.00         $1,120.00             $9.25
Hypothetical (5% return
  before expenses)        $1,000.00         $1,016.21             $8.80

*<F14> Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

INVESTMENT HIGHLIGHTS

This graph assumes an initial gross investment of $10,000 made on August 30, 2002 (the commencement of operations).

        HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

             Date                 Vice Fund              S&P 500 Index
             ----                 ---------              -------------
          8/30/2002*<F15>          $10,000                  $10,000
          9/30/2002                 $9,510                   $8,913
          3/31/2003                 $8,490                   $9,361
          9/30/2003                $11,015                  $11,088
          3/31/2004                $13,358                  $12,648
          9/30/2004                $13,508                  $12,625
          3/31/2005                $15,502                  $13,494
          9/30/2005                $16,467                  $14,172
          3/31/2006                $18,444                  $15,077

*<F15>  Inception Date

                       TOTAL RETURNS AS OF MARCH 31, 2006

          AVERAGE TOTAL RETURN          VICE FUND        S&P 500 INDEX
          --------------------          ---------        -------------
          Six months                      12.00%             6.38%
          One year                        18.98%            11.73%
          Average annual
            three years                   29.51%            12.19%
          Average annual since
            inception 8/30/02             18.63%            12.14%

                       SECTOR BREAKDOWN  % of Net Assets

               Casinos, Gambling & Lotteries                26.9%
               Aerospace/Defense                            25.4%
               Alcoholic Beverages                          24.1%
               Tobacco                                      20.2%
               Miscellaneous                                 0.4%
               Variable Rate Demand Notes                    2.5%
               Other Assets, less Liabilities                0.5%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. IN THE ABSENCE OF THE EXISTING FEE WAIVER, THE TOTAL RETURN WOULD BE REDUCED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-866-264-8783 OR VISITING WWW.VICEFUND.COM.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

PORTFOLIO OF INVESTMENTS

March 31, 2006                                            Ticker Symbol:  VICEX

COMMON STOCKS                                                SHARES      MARKET VALUE     % OF TOTAL
-------------                                                ------      ------------     ----------
AEROSPACE/DEFENSE
Abatix Corp.*<F17>                                           10,800       $   114,048          0.2%
American Science and Engineering, Inc.*<F17>                  7,000           653,800          1.3%
Armor Holdings, Inc.*<F17>                                    9,200           536,268          1.1%
BAE Systems plc, ADR                                         36,500         1,065,523          2.1%
BE Aerospace, Inc.*<F17>                                     15,000           376,800          0.8%
The Boeing Co.                                               10,000           779,300          1.5%
Curtiss-Wright Corp.                                          7,500           496,500          1.0%
Empresa Brasileira de Aeronautica S.A. (Embraer), ADR         9,000           331,650          0.7%
General Dynamics Corp.                                       11,200           716,576          1.4%
General Electric Co.                                         10,000           347,800          0.7%
Goodrich Corp.                                               13,000           566,930          1.1%
Harris Corp.                                                 11,000           520,190          1.0%
Honeywell International Inc.                                 12,000           513,240          1.0%
L-3 Communications Holdings, Inc.                            10,000           857,900          1.7%
Lockheed Martin Corp.                                        10,650           800,134          1.6%
Moog Inc. - Class A*<F17>                                     7,500           266,175          0.5%
Northrop Grumman Corp.                                       13,000           887,770          1.8%
Raytheon Co.                                                 17,000           779,280          1.5%
Secure Computing Corp.*<F17>                                 12,000           138,480          0.3%
Textron Inc.                                                  6,000           560,340          1.1%
United Industrial Corp.                                       6,000           365,580          0.7%
United Technologies Corp.                                    15,000           869,550          1.7%
Viisage Technology, Inc.*<F17>                               17,500           306,425          0.6%
                                                                          -----------        ------
                                                                           12,850,259         25.4%
                                                                          -----------        ------
ALCOHOLIC BEVERAGES
Anheuser-Busch Companies, Inc.                               23,000           983,710          1.9%
The Boston Beer Company, Inc. - Class A*<F17>                27,000           702,270          1.4%
Brown-Forman Corp. - Class B                                 17,000         1,308,490          2.6%
Central European Distribution Corp.*<F17>                    20,000           769,000          1.5%
Companhia de Bebidas das Americas (AmBev), ADR               30,000         1,288,800          2.6%
Compania Cervecerias Unidas S.A. (CCU), ADR                  15,000           373,500          0.7%
Constellation Brands, Inc. - Class A*<F17>                   69,600         1,743,480          3.5%
Diageo plc, ADR                                              31,000         1,966,330          3.9%
Fomento Economico Mexicano, S.A. de C.V., ADR                 9,500           870,770          1.7%
Fortune Brands, Inc.                                         14,000         1,128,820          2.2%
Kirin Brewery Co., Ltd., ADR                                 41,000           555,140          1.1%
Molson Coors Brewing Co. - Class B                            7,500           514,650          1.0%
                                                                          -----------        ------
                                                                           12,204,960         24.1%
                                                                          -----------        ------
CASINOS, GAMBLING & LOTTERIES
Boyd Gaming Corp.                                            23,000         1,148,620          2.3%
CryptoLogic Inc.                                             10,000           257,900          0.5%
GTECH Holdings Corp.                                         11,500           391,575          0.8%
Harrah's Entertainment, Inc.                                 20,000         1,559,200          3.1%
International Game Technology                                40,000         1,408,800          2.8%
Las Vegas Sands Corp.*<F17>                                  17,500           991,550          2.0%
MGM MIRAGE*<F17>                                             36,000         1,551,240          3.1%
Monarch Casino & Resort, Inc.*<F17>                          26,000           738,140          1.4%
Penn National Gaming, Inc.*<F17>                             20,000           843,600          1.7%
Pinnacle Entertainment, Inc.*<F17>                           37,500         1,056,375          2.1%
Scientific Games Corp. - Class A*<F17>                       15,000           526,950          1.0%
Shuffle Master, Inc.*<F17>                                   33,000         1,179,420          2.3%
Station Casinos, Inc.                                        14,500         1,150,865          2.3%
Wynn Resorts, Ltd.*<F17>                                     10,000           768,500          1.5%
                                                                          -----------        ------
                                                                           13,572,735         26.9%
                                                                          -----------        ------
MISCELLANEOUS
Playboy Enterprises, Inc. - Class B*<F17>                     5,000            71,000          0.2%
Rick's Cabaret International, Inc.*<F17>                     22,300           119,974          0.2%
                                                                          -----------        ------
                                                                              190,974          0.4%
                                                                          -----------        ------
TOBACCO
Altria Group, Inc.                                           31,000         2,196,660          4.4%
British American Tobacco plc, ADR                            44,000         2,138,400          4.2%
Gallaher Group plc, ADR                                      11,000           639,650          1.3%
Imperial Tobacco Group plc, ADR                              31,000         1,856,280          3.7%
Loews Corp. - Carolina Group                                 23,000         1,087,210          2.2%
Reynolds American Inc.                                       16,000         1,688,000          3.3%
Vector Group Ltd.                                            30,400           579,424          1.1%
                                                                          -----------        ------
                                                                           10,185,624         20.2%
                                                                          -----------        ------
     TOTAL COMMON STOCKS (COST $38,175,900)                                49,004,552         97.0%
                                                                          -----------        ------

SHORT-TERM INVESTMENTS

VARIABLE RATE DEMAND NOTES(1)<F16>
American Family Financial Services Inc., 4.4687%          1,175,649         1,175,649          2.3%
Wisconsin Corporate Central Credit Union, 4.4925%            91,945            91,945          0.2%
                                                                          -----------        ------
     TOTAL SHORT-TERM INVESTMENTS (COST $1,267,594)                         1,267,594          2.5%
                                                                          -----------        ------

TOTAL INVESTMENTS (COST $39,443,494)                                       50,272,146         99.5%
Assets, less other Liabilities                                                258,356          0.5%
                                                                          -----------        ------
NET ASSETS                                                                $50,530,502        100.0%
                                                                          -----------        ------
                                                                          -----------        ------

(1)<F16> Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.
  *<F17>   Non-income producing
ADR - American Depositary Receipt

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006

ASSETS
Investments in securities
     At acquisition cost                                           $39,443,494
                                                                   -----------
                                                                   -----------
     At value                                                      $50,272,146
Cash                                                                    73,798
Income receivable                                                      168,343
Receivable for investments sold                                        260,705
Receivable for capital shares sold                                     166,701
Other assets                                                             9,910
                                                                   -----------
     TOTAL ASSETS                                                   50,951,603
                                                                   -----------

LIABILITIES
Payable for investments purchased                                      225,091
Payable for capital shares redeemed                                     14,643
Payable to Advisor                                                       9,138
Payable to affiliates                                                   52,920
Payable for distribution fees                                           38,681
Payable for shareholder servicing fees                                  18,711
Accrued interest payable                                                    41
Accrued expenses and other liabilities                                  61,876
                                                                   -----------
     TOTAL LIABILITIES                                                 421,101
                                                                   -----------

NET ASSETS                                                         $50,530,502
                                                                   -----------
                                                                   -----------
Net assets consist of:
Paid-in capital                                                    $39,249,691
Undistributed net realized gain                                        452,159
Net unrealized appreciation on investments                          10,828,652
                                                                   -----------
NET ASSETS                                                         $50,530,502
                                                                   -----------
                                                                   -----------

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, $0.001 par value)          2,794,118
                                                                   -----------
                                                                   -----------

Net asset value, redemption price and offering price per share     $     18.08
                                                                   -----------
                                                                   -----------

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the Year Ended March 31, 2006

INVESTMENT INCOME
Dividend income(1)<F18>                                             $  738,862
Interest income                                                         26,714
                                                                    ----------
     TOTAL INVESTMENT INCOME                                           765,576
                                                                    ----------

EXPENSES
Advisory fees                                                          417,316
Distribution fees                                                      109,820
Shareholder servicing fees                                              90,736
Transfer agent fees and expenses                                        88,468
Administration fees                                                     59,467
Fund accounting fees                                                    40,405
Legal fees                                                              35,843
Federal and state registration fees                                     23,836
Custody fees                                                            21,540
Audit fees                                                              20,000
Reports to shareholders                                                 18,034
Chief compliance officer expenses                                       17,266
Trustees' fees and related expenses                                      6,501
Other expenses                                                          15,943
                                                                    ----------
     TOTAL EXPENSES BEFORE INTEREST EXPENSE                            965,175
     Interest expense                                                      415
                                                                    ----------
     TOTAL EXPENSES                                                    965,590
     Less waivers and reimbursement by Advisor                        (196,862)
                                                                    ----------
     NET EXPENSES                                                      768,728
                                                                    ----------

NET INVESTMENT LOSS                                                     (3,152)
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     1,154,167
Change in net unrealized appreciation/depreciation on investments    6,192,299
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      7,346,466
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $7,343,314
                                                                    ----------
                                                                    ----------

(1)<F18>   Net of $6,302 in foreign withholding tax.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED          YEAR ENDED
                                                              MARCH 31, 2006      MARCH 31, 2005
                                                              --------------      --------------
FROM OPERATIONS
     Net investment loss                                        $    (3,152)        $    (2,460)
     Net realized gain (loss) on investments                      1,154,167              (3,676)
     Change in net unrealized
       appreciation/depreciation on investments                   6,192,299           2,517,204
                                                                -----------         -----------
Net increase in net assets from operations                        7,343,314           2,511,068
                                                                -----------         -----------

FROM DISTRIBUTIONS
     Net realized gain on investments                              (655,368)            (89,625)
                                                                -----------         -----------
Net decrease in net assets
  resulting from distributions paid                                (655,368)            (89,625)
                                                                -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                   27,550,614          21,775,431
     Net asset value of shares issued in
       reinvestment of distributions to shareholders                617,934              84,323
     Payments for shares redeemed(1)<F19>                       (15,808,747)         (3,173,515)
                                                                -----------         -----------
Net increase in net assets
  from capital share transactions                                12,359,801          18,686,239
                                                                -----------         -----------

TOTAL INCREASE IN NET ASSETS                                     19,047,747          21,107,682

NET ASSETS
     Beginning of year                                           31,482,755          10,375,073
                                                                -----------         -----------
     End of year                                                $50,530,502         $31,482,755
                                                                -----------         -----------
                                                                -----------         -----------

(1)<F19> Net of redemption fees of $72,219 for the year ended March 31, 2006, and $21,214 for the year ended March 31, 2005.

              See accompanying notes to the financial statements.

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period

                                                          YEAR             YEAR              YEAR            PERIOD
                                                         ENDED             ENDED            ENDED             ENDED
                                                       MARCH 31,         MARCH 31,        MARCH 31,         MARCH 31,
                                                          2006             2005              2004         2003(1)<F20>
                                                       ---------         ---------        ---------       ------------
NET ASSET VALUE, BEGINNING OF YEAR                      $ 15.42          $ 13.34           $  8.49          $ 10.00
                                                        -------          -------           -------          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                            --               --             (0.01)            0.01
     Net realized and unrealized
       gain (loss) on investments                          2.87             2.12              4.86            (1.54)
                                                        -------          -------           -------          -------
Total from investment operations                           2.87             2.12              4.85            (1.53)
                                                        -------          -------           -------          -------
LESS DISTRIBUTIONS:
     Dividends from net investment income                    --               --             (0.01)              --
     From net realized gain on investments                (0.24)           (0.06)               --               --
                                                        -------          -------           -------          -------
Total distributions                                       (0.24)           (0.06)            (0.01)              --
                                                        -------          -------           -------          -------
Paid-in capital from redemption fees (Note 2)              0.03             0.02              0.01             0.02
                                                        -------          -------           -------          -------
NET ASSET VALUE, END OF YEAR                            $ 18.08          $ 15.42           $ 13.34          $  8.49
                                                        -------          -------           -------          -------
                                                        -------          -------           -------          -------
TOTAL RETURN                                             18.98%           16.05%            57.34%         (15.10)%(2)<F21>

SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period (000's)                     $50,531          $31,483           $10,375           $3,864
Ratio of expenses to average net assets(3)<F22>           1.75%            1.75%             1.75%            1.75%(4)<F23>
Ratio of net investment income (loss)
  to average net assets(3)<F22>                         (0.01)%          (0.01)%           (0.07)%            0.39%(4)<F23>
Portfolio turnover rate                                  67.29%           15.01%             6.58%            4.28%

(1)<F20>   Fund commenced operations on August 30, 2002.
(2)<F21>   Not annualized.
(3)<F22> Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 2.20%, 2.67%, 3.75% and 6.48% and the ratio of net investment loss to average net assets would have been (0.46)%, (0.93)%, (2.07)% and (4.34)% for the periods ended
           March 31, 2006, March 31, 2005, March 31, 2004 and March 31, 2003,
           respectively.
(4)<F23>   Annualized.

              See accompanying notes to the financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2006

(1)  ORGANIZATION

The Fund is a separate series of MUTUALS.com (the "Trust") which is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified open-end management company. The Trust was organized on March 20, 2001 as a Delaware business trust and may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective on August 15, 2002 and commenced operations on August 30, 2002. The Fund is managed by Mutuals Advisors, Inc. (the "Advisor"), formerly known as MUTUALS.com, Inc.

The Fund's investment objective is long-term growth of capital.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   (a)  Investment Valuation

        Securities are stated at value. Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest bid prices. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund's Advisor. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined by the Advisor under the supervision of the Fund's Board of Trustees.

   (b)  Federal Income Taxes

        The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision has been provided.

   (c)  Distributions to Shareholders

        The Fund will distribute any net investment income semi-annually and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

        The tax character of distributions paid during the year ended March 31, 2006 and the year ended March 31, 2005 were as follows:

                                         YEAR ENDED           YEAR ENDED
                                       MARCH 31, 2006       MARCH 31, 2005
                                       --------------       --------------
          Ordinary income                 $     --              $38,843
          Long-term capital gains         $655,368              $50,782

        Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Reclassifications were recorded to decrease accumulated net investment loss by $3,152 and decrease undistributed net realized gain by $3,152. These reclassifications have no effect on net assets or net asset value per share.

        As of March 31, 2006, the components of accumulated earnings on a tax basis were as follows:

        Cost basis of investments for federal income tax purposes  $39,458,178
                                                                   -----------
                                                                   -----------
        Gross tax unrealized appreciation                          $11,212,124
        Gross tax unrealized depreciation                             (398,156)
                                                                   -----------
        Net tax unrealized appreciation                             10,813,968
                                                                   -----------
        Undistributed ordinary income                                   78,891
        Undistributed long-term capital gain                           387,952
                                                                   -----------
        Total distributable earnings                                   466,843
                                                                   -----------
        Other accumulated gains (losses)                                    --
                                                                   -----------
        Total accumulated earnings                                 $11,280,811
                                                                   -----------
                                                                   -----------

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales.

   (d)  Use of Estimates

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (e)  Share Valuation

        The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than two months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

   (f)  Other

        Investment transactions are accounted for on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom an officer of the Trust is affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund's average daily net assets.

The Advisor has agreed to waive, through July 31, 2015, its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.75% of the Fund's average daily net assets. For the year ended March 31, 2006, expenses of $196,862 were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

                  2007            $129,359
                  2008            $162,147
                  2009            $196,862

The Trust also entered into a Shareholder Services Agreement with the Advisor, under which the Advisor and other third parties provided certain services to existing shareholders. The Advisor received an annual fee of 0.25% of the Fund's average daily net assets. During the year ended March 31, 2006, the Fund accrued expenses of $90,736 under this plan. This agreement was terminated by the Fund's Board of Trustees as of February 1, 2006.

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.

The Fund paid the Chief Compliance Officer $17,266 for the year ended March 31, 2006.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the "Distributor") a distribution fee of 0.25% of the Fund's average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the year ended March 31, 2006, the Fund accrued expenses of $109,820 pursuant to the 12b-1 Plan.

(4)  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                             YEAR ENDED          YEAR ENDED
                                           MARCH 31, 2006      MARCH 31, 2005
                                           --------------      --------------
     Shares sold                             1,684,839           1,486,616
     Shares issued to holders in
       reinvestment of distributions            37,725               5,398
     Shares redeemed                          (969,705)           (228,729)
                                             ---------           ---------
     Net increase                              752,859           1,263,285
                                             ---------           ---------
                                             ---------           ---------

(5)  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the years ended March 31, 2006, were $39,693,874 and $28,905,755, respectively. There were no purchases or sales of U.S. government securities.

(6)  CREDIT FACILITY

U.S. Bank, N.A. (the "Bank") has made available to the Fund a credit facility pursuant to a Loan and Security Agreement dated October 1, 2004 for the purpose of purchasing portfolio securities. The Fund did not draw upon this line of credit until September 1, 2005. For the periods September 1, 2005 through September 19, 2005, September 20, 2005 through October 31, 2005, November 1, 2005 through December 12, 2005, December 13, 2005 through January 30, 2006, January 31, 2006 through March 27, 2006 and March 28, 2006 through March 31, 2006, the interest rate on the outstanding principal amount was the Bank's Prime Rate of 6.50%, 6.75%, 7.00%, 7.25%, 7.50% and 7.75%, respectively. During the year ended March 31, 2006, the Fund had an outstanding average daily balance of $5,562 and the maximum amount outstanding during the period was $217,100. Interest expense amounted to $415 for the Fund for the year ended March 31, 2006. At March 31, 2006 there was no loan payable balance for the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
MUTUALS.COM
DALLAS, TEXAS

We have audited the accompanying statement of assets and liabilities of the Vice Fund, a series of Mutuals.com, including the schedule of investments, as of March 31, 2006, the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then
ended.   These financial statements and financial highlights are the
responsibility of the Fund's management.   Our responsibility is to express an
opinion on these financial statements and financial highlights based on our
audits.   The financial highlights for the period ended March 31, 2003 was audited by other auditors, whose report dated May 1, 2003, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States).   Those standards require that we
plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over
financial reporting.   Our audits included consideration of internal control
over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial
reporting.   Accordingly, we express no such opinion.   An audit includes
examining, on a test basis, evidence supporting the amounts and disclosures in
the financial statements.   Our procedures included confirmation of securities
owned as of March 31, 2006 by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial
statement presentation.   We believe that our audits provide a reasonable basis
for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Vice Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 28, 2006

ADDITIONAL INFORMATION

INFORMATION ABOUT TRUSTEES

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling 1-866-264-8783.

NON-INTERESTED TRUSTEES
-----------------------

                                          TERM OF             PRINCIPAL                     NUMBER OF     OTHER
                            POSITION      OFFICE AND          OCCUPATION                    PORTFOLIOS    DIRECTORSHIPS
NAME,                       HELD WITH     LENGTH OF           DURING PAST                   OVERSEEN      HELD BY
ADDRESS AND AGE             THE TRUST     TIME SERVED         FIVE YEARS                    BY TRUSTEE    TRUSTEE
---------------             ---------     -----------         -----------                   ----------    -------------
Dr. Michael D. Akers        Independent   Indefinite term;    Professor and                     2         Independent
Straz Hall, 481             Trustee       Since 2001          Chair, Department                           Trustee, Trust for
606 N. 13th Street                                            of Accounting,                              Professional
Milwaukee, WI  53201                                          Marquette University                        Managers (an
Age:  50                                                      (2004 - present);                           open-end
                                                              Associate Professor                         investment
                                                              of Accounting,                              company)
                                                              Marquette University
                                                              (1996 - 2004)

Gary A. Drska               Independent   Indefinite term;    Captain, Midwest                  2         Independent
6744 S. Howell Ave.         Trustee       Since 2001          Airlines (Airline                           Trustee, Trust for
Oak Creek, WI  53154                                          Company) (1985 -                            Professional
Age:  49                                                      present); Director -                        Managers (an
                                                              Flight Standards and                        open-end
                                                              Training (July 1990 -                       investment
                                                              December 1999)                              company)

INTERESTED TRUSTEE AND OFFICERS
-------------------------------

                                          TERM OF             PRINCIPAL                     NUMBER OF     OTHER
                            POSITION(S)   OFFICE AND          OCCUPATION                    PORTFOLIOS    DIRECTORSHIPS
NAME,                       HELD WITH     LENGTH OF           DURING PAST                   OVERSEEN      HELD BY
ADDRESS AND AGE             THE TRUST     TIME SERVED         FIVE YEARS                    BY TRUSTEE    TRUSTEE
---------------             ---------     -----------         -----------                   ----------    -------------
Joseph C. Neuberger*<F24>   Trustee       Indefinite term;    Senior Vice President,            2         Trustee, Trust for
615 E. Michigan Street      and           Since 2001          U.S. Bancorp Fund                           Professional
Milwaukee, WI  53202        Chairperson                       Services, LLC                               Managers (an
Age:  43                                                      (1994 - present)                            open-end
                                                                                                          investment
                                                                                                          company);
                                                                                                          Director/Trustee,
                                                                                                          Buffalo Funds
                                                                                                          (an open-end
                                                                                                          investment
                                                                                                          company)

Michael Henry               President     Indefinite term;    President, Mutuals                N/A       N/A
700 N. Pearl St.,           and           Since 2005          Advisors, Inc.
Suite 900                   Treasurer                         (September 2005 -
Dallas, TX 75201                                              present); President,
Age:  26                                                      Peterson Goldman &
                                                              Villani, Inc. (February
                                                              2004 - present); Vice
                                                              President, Peterson
                                                              Goldman & Villani, Inc.
                                                              (March 2003 - February
                                                              2004); Financial
                                                              Consultant;
                                                              MUTUALS.com,
                                                              Inc. (October 2002 -
                                                              June 2005); Financial
                                                              Analyst, Conseco
                                                              Financial Corp.
                                                              (June 2002 - October
                                                              2002); Sales
                                                              Representative,
                                                              Northern Tool &
                                                              Equipment Co.
                                                              (May 1999 - June 2002)

Rachel A. Spearo            Secretary     Indefinite term;    Counsel, Fund                     N/A       N/A
615 E. Michigan St.                       Since 2005          Administration and
Milwaukee, WI 53202                                           Compliance, U.S.
                                                              Bancorp Fund Services,
                                                              LLC (2004 - present)

Jane L. Stafford            Chief         Indefinite term;    Managing Member,                  N/A       N/A
4600 Madison,               Compliance    Since 2004          Stafford + Associates
Suite 150                   Officer                           llc (June 2004 - present);
Kansas City, MO 64112                                         Of Counsel, Spencer
Age:  50                                                      Fane Britt & Brown
                                                              LLC (1997 - June 2004)

*<F24> This trustee is considered an "interested person" as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Vice Fund has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Fund's investment advisor (the "Advisor"), the authority to vote proxies. A description of the Vice Fund's proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC's website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund's Forms N-CSR and N-Q on the SEC's website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

VICE FUND

Investment Advisor                      MUTUALS ADVISORS, INC.
                                        Plaza of the Americas
                                        700 North Pearl Street, Suite 900
                                        Dallas, Texas 75201

Legal Counsel                           GODFREY & KAHN, S.C.
                                        780 North Water Street
                                        Milwaukee, Wisconsin 53202

Independent Registered Public           TAIT, WELLER & BAKER LLP
Accounting Firm                         1818 Market Street, Suite 2400
                                        Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant         U.S. BANCORP FUND SERVICES, LLC
and Fund Administrator                  615 East Michigan Street
                                        Milwaukee, Wisconsin 53202

Custodian                               U.S. BANK, N.A.
                                        425 Walnut Street
                                        Cincinnati, Ohio 45202

Distributor                             QUASAR DISTRIBUTORS, LLC
                                        615 East Michigan Street
                                        Milwaukee, Wisconsin 53202

Printed on recycled paper

ITEM 2. CODE OF ETHICS.
-----------------------

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The Registrant has not made any amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The Registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with Commission rules. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. "All Other Fees" refer to the aggregate fees billed for products and services provided by the principal accountant other than "Audit fees", "Audit-related fees", and "Tax fees." The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                               FYE  3/31/2006          FYE  3/31/2005
                               --------------          --------------

Audit Fees                        $36,000                  $68,000
Audit-Related Fees                   $0                      $0
Tax Fees                           $4,000                  $8,000
All Other Fees                       $0                      $0


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant. All services performed under the caption "Tax Fees" were approved by the Audit Committee in accordance with its pre-approval policies and procedures. All of the principal accountant's hours spent on auditing the Registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the aggregate non-audit fees billed or expected to be billed by the Registrant's accountant for services to the Registrant and to the Registrant's investment adviser (and any other controlling entity) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees              FYE  3/31/2006      FYE  3/31/2005
----------------------              --------------      --------------

Registrant                                $0                  $0
Registrant's Investment Adviser           $0                  $0


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The Registrant does not currently have procedures by which shareholders may recommend nominees to the Registrant's board of trustees. The Registrant's independent trustees serve as its nominating committee.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, based on an evaluation of such disclosure controls and procedures, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(b) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a)  (1) Any code of ethics or amendment thereto.  Previously filed.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     MUTUALS.com

     By  /s/ Michael Henry
         -----------------
         Michael Henry, President and Treasurer

     Date  June 5, 2006
           ------------.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

     By  /s/ Michael Henry
         -----------------.
         Michael Henry, President and Treasurer

     Date  June 5, 2006
           ------------